Dividends - Additional Information (Detail) £ / shares in Units, £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£) £ / shares
Disclosure of Dividends [abstract]
Dividends proposed per share | £ / shares	£ 17.4
Dividends proposed estimated effect on shareholders' funds | £	£ 109
Dividend payable record date	Mar. 20, 2026
Divideds payable date to be paid	May 08, 2026